UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2016

Date of reporting period: September 30, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
SEPTEMBER 30, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.8%
	Shares	Value

CONSUMER DISCRETIONARY — 19.1%
American Eagle Outfitters	792,220	$14,149,049
Buckle	355,167	8,534,663
Cinemark Holdings	287,720	11,013,922
Garmin	94,910	4,566,120
General Motors	508,440	16,153,139
Kohl’s	273,640	11,971,750
Meredith	192,241	9,994,609
Regal Entertainment Group, Cl A	617,168	13,423,404

		89,806,656

CONSUMER STAPLES — 1.9%
Flowers Foods	600,610	9,081,223

ENERGY — 11.3%
Dorchester Minerals LP (A)	235,903	3,635,265
Enterprise Products Partners (A)	442,965	12,239,123
Equities Midstream Partners LP (A)	172,540	13,145,823
Royal Dutch Shell ADR, Cl B	256,030	13,526,065
Spectra Energy Partners (A)	241,400	10,546,766

		53,093,042

FINANCIALS — 6.5%
Federated Investors, Cl B	275,095	8,151,065
FNB	875,929	10,773,927
People’s United Financial	756,115	11,961,739

		30,886,731

HEALTH CARE — 12.6%
AbbVie	193,980	12,234,319
GlaxoSmithKline ADR	313,016	13,500,380
Merck	150,180	9,372,734
Pfizer	343,565	11,636,546
Sanofi ADR	332,285	12,689,964

		59,433,943

INDUSTRIALS — 8.7%
ABB ADR	702,305	15,808,886
Eaton	218,995	14,390,161
Emerson Electric	198,965	10,845,582

		41,044,629

INFORMATION TECHNOLOGY — 10.5%
Cisco Systems	485,130	15,388,324
Intel	202,850	7,657,587
Maxim Integrated Products	310,390	12,393,873
QUALCOMM	202,710	13,885,635

		49,325,419

MATERIALS — 4.1%
Dow Chemical	172,655	8,948,708
WestRock	210,000	10,180,800

		19,129,508

1

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
SEPTEMBER 30, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value

REAL ESTATE INVESTMENT TRUST — 11.1%
Hospitality Properties Trust	496,150	$14,745,578
Lamar Advertising, Cl A	169,500	11,070,045
Ryman Hospitality Properties	263,570	12,693,531
Weyerhaeuser	432,598	13,817,180

		52,326,334

TELECOMMUNICATION SERVICES — 8.5%
AT&T	313,645	12,737,123
BCE	284,010	13,115,582
Vodafone Group ADR	482,350	14,060,503

		39,913,208

UTILITIES — 2.5%
Public Service Enterprise Group	276,985	11,597,362

TOTAL COMMON STOCK (Cost $413,543,838)		455,638,055

SHORT-TERM INVESTMENT(B) — 1.7%
SEI Daily Income Trust, Government Fund, Cl A, 0.220% (Cost $7,931,765)	7,931,765	7,931,765

TOTAL INVESTMENTS — 98.5% (Cost $421,475,603) †		$463,569,820

Percentages are based on Net Assets of $470,730,611.

(A)	Securities considered Master Limited Partnership. At September 30, 2016, these securities amounted to $39,566,977 or 8.4% of net assets.
(B)	The reporting rate is the 7-day effective yield as of September 30, 2016.

ADR — American Depositary Receipt

Cl — Class

LP — Limited Partnership

†	At September 30, 2016, the tax basis cost of the Fund’s investments was $421,475,603, and the unrealized appreciation and depreciation were $56,974,537 and $(14,880,320) respectively.

As of September 30, 2016 all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the quarter ended September 30, 2016 there have been no transfers between Level 1 and Level 2 assets and liabilities, and there were no Level 3 securities held by the Fund.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

HCM-QH-001-1000

2

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie Michael Beattie
President

Date: November 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: November 23, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: November 23, 2016